Discontinued Operations and Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Financial Information of Discontinued Operations and Assets Held for Sale
The following represents the major classes of the IGT Gaming assets and liabilities held for sale:

	December 31,	December 31,
($ in millions)	2024	2023
Assets:
Cash and cash equivalents	63	64
Trade and other receivables, net	321	282
Inventories, net	153	207
Other current assets	254	263
Systems, equipment and other assets related to contracts, net and Property, plant and equipment, net	408	350
Goodwill	1,814	1,829
Intangible assets, net	1,432	1,468
Other non-current assets	321	295
Assets held for sale	4,765	4,758
Liabilities:
Accounts payable	139	153
Other current liabilities	408	318
Deferred income taxes	153	165
Other non-current liabilities	442	606
Liabilities held for sale	1,142	1,243
ummarized statement of operations and selected cash flows for the IGT Gaming discontinued operations:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Total revenue	1,810	1,781	1,629
Total cost of revenue	788	884	825
Selling, general and administrative	377	419	410
Interest expense, net (1)	77	78	73
Other expense, net	257	259	503
Income (loss) from discontinued operations before provision for income taxes	311	141	(184)
Provision for (benefit from) income taxes	73	98	(38)
Income (loss) from discontinued operations, net of tax	238	43	(146)
Less: Net income attributable to non-controlling interests from discontinued operations	6	2	—
Income (loss) from discontinued operations attributable to IGT PLC	231	41	(145)
(1) Includes interest expense allocated to discontinued operations for contractual and planned repayments related to $2 billion of debt that is required to be repaid as a result of the Proposed Transaction, within six months of the closing date, in accordance with our Revolving Credit Facilities’ and Term Loan Facilities’ agreements.

	For the year ended December 31,
Selected Cash Flows from Discontinued Operations ($ millions)	2024	2023	2022
Depreciation and amortization	178	307	266

Cash paid during the period for:
Interest	82	85	70
Income taxes	98	56	52

Capital expenditures	222	252	155